Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit (loss) for the period	R$ 4,619,726	R$ 3,121,616
Result reconciliation items
Depreciation and amortization	1,401,490	1,578,014
Derivative financial instruments, net	(14,402)	(860,716)
Share-based incentive	80,885	70,515
Foreign currency exchange, net	(1,434,586)	(4,552,541)
Financial result	1,522,201	3,484,225
Fair value adjustment on conversion into shares	5,090,093	0
Renegotiations – financial - Chapter 11	(856,970)	0
Renegotiations – operational - Chapter 11	(1,589,798)	0
Provisions, net	196,117	84,627
Recovery of expenses and write‑offs of assets and liabilities	0	0
Result from modification of lease and provision	(103,859)	(1,292,971)
Result in the write-off of property and equipment, intangible assets and lease	231,495	40,971
Deferred income tax and social contribution	(7,515,404)	0
Result of sale and sale and leaseback	(5,136)	(32,900)
Reconciled result	1,621,852	1,640,840
Changes in operating assets and liabilities
Accounts receivable	511,961	21,254
Inventories	(117,655)	(56,976)
Deposits	(73,675)	(274,359)
Taxes recoverable	(30,144)	(4,007)
Derivative financial instruments, net	11,849	(46,821)
Other assets	(64,086)	(202,241)
Accounts payable	(1,467,275)	(495,234)
Airport taxes and fees	(48,237)	104,532
Air traffic liability, services and loyalty program	(34,017)	371,553
Salaries and social charges	25,473	106,866
Taxes payable	19,133	(49,036)
Provisions	(312,967)	(307,871)
Other liabilities	(2,210)	(97,535)
Total changes in operating assets and liabilities	(1,581,850)	(929,875)
Interest paid
Loans and financing	(96,769)	(437,078)
Leases	(92,479)	(256,379)
Convertible debt instruments	0	(175,219)
Others	(187,615)	(223,686)
Interest paid, classified as operating activities	(376,863)	(1,092,362)
Net cash provided by operating activities	(336,861)	(381,397)
Cash flows from investing activities
Short-term investments	26,663	(22,380)
Cash received on sale of property and equipment	0	7,270
Sale and leaseback	151,609	30,699
Acquisition of property and equipment	(140,851)	(34,721)
Acquisition of capitalized maintenance	(131,465)	(119,619)
Acquisition of intangible assets	(79,227)	(47,391)
Net cash provided by investing activities	(173,271)	(186,142)
Loans and financing
Funding	7,387,427	5,118,039
Payments	(7,676,188)	(2,118,346)
Costs	(80,133)	(390,166)
Leases	(1,439,630)	(1,729,422)
Cost of issuing shares	0	(43,048)
Capital increase	2,754,607	51,207
Advance for future capital increase	1,087	0
Treasury shares	148	(4)
Net cash generated by financing activities	947,318	888,260
Exchange rate changes on cash and cash equivalents	(159,938)	(71,954)
Increase in cash and cash equivalents	277,248	248,767
Cash and cash equivalents at the beginning of the period	991,644	1,210,009
Cash and cash equivalents at the end of the period	R$ 1,268,892	R$ 1,458,776